LAND USE RIGHTS	12 Months Ended
Jun. 30, 2019
LAND USE RIGHTS
LAND USE RIGHTS

NOTE 11 - LAND USE RIGHTS

Land use rights consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Land use rights	¥1,361,969	¥1,361,969	$198,341
Less: accumulated amortization	(26,843)	(54,082)	(7,876)
Land use rights, net	¥1,335,126	¥1,307,887	$190,465

As of June 30, 2018 and 2019, no land use rights are collateralized or pledged.

Amortization expenses was ¥Nil,  ¥26,843 and ¥27,239  ($3,967) for the years ended June 30, 2017, 2018 and 2019, respectively.

The estimated future amortization expenses are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2020	¥27,239	$3,967
2021	27,239	3,967
2022	27,239	3,967
2023	27,239	3,967
2024	27,239	3,967
Thereafter	1,171,692	170,630
Total	¥1,307,887	$190,465